ASG GLOBAL ALTERNATIVES FUND

ASG GLOBAL MACRO FUND

ASG MANAGED FUTURES STRATEGY FUND

ASG TACTICAL U.S. MARKET FUND

Supplement dated May 15, 2015 to the Prospectuses of ASG Global Alternatives Fund, ASG Global Macro Fund, ASG Managed Futures Strategy Fund and ASG Tactical U.S. Market Fund (the “Funds”), each dated May 1, 2015, as may be revised and supplemented from time to time.

On March 13, 2015, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved the termination of each of the respective subadvisory agreements by and among the Trust, on behalf of each of the Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Reich & Tang Asset Management, LLC (“Reich & Tang”), effective at the close of business on May 15, 2015.

Effective May 15, 2015, AlphaSimplex will assume portfolio management responsibility for the portions of the Funds previously managed by Reich & Tang. Mr. Robert Rickard will continue to manage the money market portions of the Funds and will leave Reich & Tang to join AlphaSimplex. Mr. Rickard is expected to use the same investment strategy and process going forward in managing the Funds’ assets.

With the termination of each respective subadvisory agreement, the advisory fees paid to AlphaSimplex will no longer be reduced by the amount of subadvisory fees payable to Reich & Tang. However, the termination of the subadvisory agreements will not result in any changes to the amount of fees paid by shareholders of the Funds.

All references to “Reich & Tang” or the “Subadviser,” (as applicable to Reich & Tang) are hereby removed or, where applicable, replaced with “AlphaSimplex” or the “Adviser.”

ASG Global Alternatives Fund

The information for Robert S. Rickard in the section “Portfolio Managers” within the section “Management” is hereby amended and restated as follows:

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2008.

ASG Global Macro Fund

The information for Robert S. Rickard in the section “Portfolio Managers” within the section “Management” is hereby amended and restated as follows:

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2014.

ASG Managed Futures Strategy Fund

The information for Robert S. Rickard in the section “Portfolio Managers” within the section “Management” is hereby amended and restated as follows:

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2010.

ASG Tactical U.S. Market Fund

The information for Robert S. Rickard is moved to the sub-section “AlphaSimplex” in the section “Portfolio Managers” within the section “Management” and is hereby amended and restated as follows:

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2013.

All Funds

The information for Robert S. Rickard is moved to the sub-section “AlphaSimplex” in the section “Meet the Funds’ Portfolio Managers” within the section “Management Team” and is hereby amended and restated as follows:

Robert S. Rickard - Mr. Rickard joined AlphaSimplex in 2015 and currently holds the position of Portfolio Manager. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since its inception in 2008, the ASG Global Macro Fund since its inception in 2014, the ASG Managed Futures Strategy Fund since its inception in 2010 and the ASG Tactical U.S. Market Fund since its inception in 2013. Mr. Rickard focused on the management of short-term assets at Reich & Tang from 1992 to 2015. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

ASG GLOBAL ALTERNATIVES FUND

ASG GLOBAL MACRO FUND

ASG MANAGED FUTURES STRATEGY FUND

ASG TACTICAL U.S. MARKET FUND

Supplement dated May 15, 2015 to the Statement of Additional Information of ASG Global Alternatives Fund, ASG Global Macro Fund, ASG Managed Futures Strategy Fund and ASG Tactical U.S. Market Fund (the “Funds”), dated May 1, 2015, as may be revised and supplemented from time to time.

On March 13, 2015, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved the termination of each of the respective subadvisory agreements by and among the Trust, on behalf of each of the Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Reich & Tang Asset Management, LLC (“Reich & Tang”), effective at the close of business on May 15, 2015.

Effective May 15, 2015, AlphaSimplex will assume portfolio management responsibility for the portions of the Funds previously managed by Reich & Tang. Mr. Robert Rickard will continue to manage the money market portions of the Funds and will leave Reich & Tang to join AlphaSimplex. Mr. Rickard is expected to use the same investment strategy and process going forward in managing the Funds’ assets.

With the termination of each respective subadvisory agreement, the advisory fees paid to AlphaSimplex will no longer be reduced by the amount of subadvisory fees payable to Reich & Tang. However, the termination of the subadvisory agreements will not result in any changes to the amount of fees paid by shareholders of the Funds.

All references to “Reich & Tang” or the “Subadviser,” (as applicable to Reich & Tang) are hereby removed or, where applicable, replaced with “AlphaSimplex” or the “Adviser.”